Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
RMB:1 US$	[1]		6.8109	7.1586
Profits/ Loss [Member]
Schedule of Exchange Rates [Line Items]
RMB:1 US$	[1]	7.0034	7.1839	7.1326

[1]	The exchange rates disclosed herein are derived from the official data published by the People’s Bank of China (PBOC). Period-end rates reflect the central parity rates on the respective balance sheet dates, while average rates represent the arithmetic mean of daily central parity rates over the reporting periods.